IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2026 Jul. 31	2025 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,312	$–	$1,312	$1,239
Personal	259	–	259	251
Credit card	280	196	476	440
Business and government	318	–	318	327
Total	$2,169	$196	$2,365	$2,257

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

	As at or for the three months ended								As at or for the nine months ended
$ millions				2026 Jul. 31		2026 Apr. 30		2025 Jul. 31	2026 Jul. 31	2025 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$12.4	$3.6	$4.3	$6.4	$5.3	$6.5	$9.0	$7.4	$7.1	$7.8
Credit spread risk	1.5	0.7	1.0	1.0	1.0	1.0	1.3	1.6	1.0	1.8
Equity risk	13.4	8.4	10.6	10.7	11.3	8.4	9.5	9.5	8.4	9.8
Foreign exchange risk	1.5	0.3	1.0	0.6	0.9	0.8	0.8	1.0	0.7	1.2
Commodity risk	5.9	2.6	5.9	3.7	4.0	3.7	2.5	2.3	3.9	3.4
Diversification effect (1)	n/m	n/m	(11.9)	(11.3)	(11.3)	(10.3)	(13.3)	(10.6)	(10.7)	(12.1)
Total VaR (one-day measure)	$14.3	$9.0	$10.9	$11.1	$11.2	$10.1	$9.8	$11.2	$10.4	$11.9
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2026 Jul. 31			2026 Apr. 30			2025 Jul. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$110	$67	$177	$72	$47	$119	$116	$31	$147
Increase (decrease) in EVE	(1,068)	(487)	(1,555)	(1,088)	(454)	(1,542)	(1,072)	(441)	(1,513)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(161)	(69)	(230)	(114)	(50)	(164)	(191)	(34)	(225)
Increase (decrease) in EVE	993	484	1,477	962	444	1,406	922	437	1,359
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2026	Cash and deposits with banks	$57,488	$–	$57,488	$285	$57,203
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	194,458	127,005	321,463	179,635	141,828
	Other debt securities	8,655	21,215	29,870	16,124	13,746
	Equities	86,594	48,932	135,526	89,197	46,329
	Canadian government guaranteed National Housing Act mortgage-backed securities	25,792	2,500	28,292	20,525	7,767
	Other liquid assets (2)	19,921	6,112	26,033	12,489	13,544
	Total	$392,908	$205,764	$598,672	$318,255	$280,417
2025	Cash and deposits with banks	$44,003	$–	$44,003	$285	$43,718
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	188,603	119,484	308,087	167,774	140,313
	Other debt securities	7,273	14,675	21,948	11,065	10,883
	Equities	72,778	44,189	116,967	76,927	40,040
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,690	4,053	35,743	23,275	12,468
	Other liquid assets (2)	20,834	4,616	25,450	10,708	14,742
	Total	$365,181	$187,017	$552,198	$290,034	$262,164
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.